Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitment Under Contracts
We have minimum commitments with midstream companies for gathering, treating, processing and transportation services associated with moving certain of our production to market. As part of managing our commodity price risk, we may also utilize contracted pipeline capacity to move our natural gas production and third-party purchases of natural gas to other locations in an attempt to obtain more favorable pricing differentials. During 2015 and 2016 we divested most of our contracted pipeline capacity in conjunction with our exits from the Piceance and Appalachian Basins. During 2017, we entered into various contracts for pipeline capacity to move our Permian Basin production to market. The midstream service and transportation contract commitments disclosed below include obligations for which liabilities were recorded in 2015 associated with our exit from the Powder River Basin and our abandonment of an area in the Appalachian Basin. Amounts below also include obligations totaling $317 million associated with our San Juan Basin operations that will be assumed by the purchaser, however, a performance guarantee will remain in place (see Note 3). As of December 31, 2017, commitments and recorded liabilities associated with our midstream service and transportation contracts are as follows:

	Midstream Services	Transportation	Total
	(Millions)
2018	$106	$55	$161
2019	101	57	158
2020	103	60	163
2021	91	44	135
2022	81	33	114
Thereafter	219	279	498
Total commitments	$701	$528	$1,229

Accrued liabilities	$34	$67	$101

Future Minimum Annual Rentals Under Noncancelable Operating Leases	Future minimum annual rentals under noncancelable operating leases as of December 31, 2017, are payable as follows:

(Millions)
2018	$7
2019	5
2020	5
2021	4
2022	1
Thereafter	—

Total	$22